O’Melveny & Myers LLP

37ᵗʰ Floor, Yin Tai Centre, Office Tower

No. 2 Jianguomenwai Avenue

Chaoyang District

Beijing 100022

People’s Republic of China

April 3, 2024

Confidential

Draft Registration Statement

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

Chenghe Acquisition II Co.

Confidential Submission of the Draft Registration Statement on Form S-1

On behalf of our client, Chenghe Acquisition II Co., a company incorporated under the laws of the Cayman Islands (the “Company”), we are hereby submitting a draft registration statement on Form S-1 (the “Draft Registration Statement”) relating to a proposed initial public offering in the United States of the Company’s units, each consisting of one Class A ordinary share of the Company, par value US$0.0001 per share, and one-fourth of one redeemable warrant via EDGAR to the Securities and Exchange Commission (the “Commission”) for confidential review pursuant to the Jumpstart Our Business Startups Act, as amended (the “JOBS Act”). The Company confirms that it is an “emerging growth company” as defined in the JOBS Act and its securities have not been previously sold pursuant to an effective registration statement under the Securities Act of 1933, as amended. The Company also confirms that it will publicly file the registration statement previously submitted on a confidential basis at least 15 days prior to any road show in connection with the proposed offering.

If you have any questions regarding the Draft Registration Statement, please contact Mr. GENG Ke of this office by telephone at (86)139 1093 9617 or 86(10)6563 4261 or via e-mail at kgeng@omm.com.

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